Summary of Significant Accounting Policies (Nature of Operations) (Narrative) (Details) $ in Billions	12 Months Ended
Dec. 31, 2022 CAD ($) Customers MW km
NSP Maritime Link Inc. | Equity Method Investee | NSP Maritime Link Inc Project
Nature of operations [Line items]
100% ownership	100.00%
Labrador-Island Link Limited Partnership | Equity Method Investee
Nature of operations [Line items]
Equity Method Investment, Ownership Percentage	31.90%
Maritimes and Northeast Pipline | Equity Method Investee
Nature of operations [Line items]
Equity Method Investment, Ownership Percentage	12.90%
Maritimes and Northeast Pipline | Operating | Gas Utilities and Infrastructure
Nature of operations [Line items]
Equity Method Investment, Ownership Percentage	12.90%
Length Of Pipeline | km	1,400
St. Lucia Electricity Services Limited | Equity Method Investee
Nature of operations [Line items]
Equity Method Investment, Ownership Percentage	19.50%
St. Lucia Electricity Services Limited | Operating | Other Electric Utilities
Nature of operations [Line items]
Equity Method Investment, Ownership Percentage	19.50%
Bear Swamp Power Company LLC | Equity Method Investee
Nature of operations [Line items]
Equity Method Investment, Ownership Percentage	50.00%
Tampa Electric | Operating | Florida Electric Utility
Nature of operations [Line items]
Number of Customers	827,000
Nova Scotia Power Inc. | Operating | Canadian Electric Utilities
Nature of operations [Line items]
Number of Customers	541,000
Emera Newfoundland and Labrador Holdings Inc. | Operating | Canadian Electric Utilities
Nature of operations [Line items]
Public Utilities Property Plant And Equipment Generation Capacity | MW	824
Emera Newfoundland and Labrador Holdings Inc. | Operating | Canadian Electric Utilities | NSP Maritime Link Inc Project
Nature of operations [Line items]
100% ownership	100.00%
Emera Newfoundland and Labrador Holdings Inc. | NSP Maritime Link Inc. | Operating | Canadian Electric Utilities
Nature of operations [Line items]
Public Utilities, Equipment, Transmission and Distribution | $	$ 1.8
Length Of Pipeline | km	170
Emera Newfoundland and Labrador Holdings Inc. | Labrador-Island Link Limited Partnership | Operating | Canadian Electric Utilities
Nature of operations [Line items]
Equity Method Investment, Ownership Percentage	31.90%
Public Utilities, Equipment, Transmission and Distribution | $	$ 3.7
Barbados Light and Power Company Limited | Operating | Other Electric Utilities
Nature of operations [Line items]
Number of Customers	133,000
Grand Bahama Power Company Limited | Operating | Other Electric Utilities
Nature of operations [Line items]
Number of Customers	19,000
Peoples Gas System Division | Gas Utilities and Infrastructure
Nature of operations [Line items]
Number of Customers	468,000
New Mexico Gas Company | Gas Utilities and Infrastructure
Nature of operations [Line items]
Number of Customers	545,000
Emera Brunswick Pipeline Company Limited | Gas Utilities and Infrastructure
Nature of operations [Line items]
Length Of Pipeline | km	145
Public Utilities, Property, Plant and Equipment, Distribution, Useful Life	25 years
Emera Brunswick Pipeline Company Limited | Operating | Gas Utilities and Infrastructure
Nature of operations [Line items]
Length Of Pipeline | km	145
Emera Energy | Bear Swamp Power Company LLC | Other
Nature of operations [Line items]
Equity Method Investment, Ownership Percentage	50.00%
Public Utilities Property Plant And Equipment Generation Capacity | MW	660
Brooklyn Power Corporation | Operating | Other
Nature of operations [Line items]
Public Utilities Property Plant And Equipment Generation Capacity | MW	30